Consideration Receivable (Details Textual) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2017 HKD ($)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 HKD ($)	Dec. 31, 2016 HKD ($)	Dec. 31, 2018 CNY (¥)	May 30, 2018 HKD ($)	May 30, 2018 CNY (¥)
Disposal Group, Consideration Receivable			$ 165,506	$ 141,341		¥ 137,370	$ 131,686	¥ 113,250
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	$ 131,686	¥ 113,250	$ 350,655	$ 131,686	$ 703,363
Percentage Of Equity Interest			100.00%